Warrants - Additional Information (Details)	11 Months Ended
Dec. 31, 2021 D $ / shares shares
Class of Warrant or Right [Line Items]
Number of shares per warrant | shares	1
Price of warrant	$ 11.50
Threshold period days after the completion of the initial Business Combination for exercise of warrants	30 days
Threshold period for filling registration statement after business combination	5 years
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	7,500,000
Period For Filling Registration Statement After Business Combination	15 days
Period Of Time After Which Warrant Holder May Do Cashless Exercise	60 days
Public Warrants | Class A Common stock
Class of Warrant or Right [Line Items]
Share price	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold consecutive trading days for redemption of public warrants | D	20
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00
Private Placement Warrants
Class of Warrant or Right [Line Items]
Number of warrants outstanding | shares	3,500,000